Note 5 - Accounting Policies and New Standards Adopted - Reconciliation of Impairment Allowance Balance From IAS 39 to IFRS 9 (Details) - CAD ($) $ in Thousands	Sep. 30, 2018	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Trade and other receivables	$ 86,295		$ 60,121	$ 49,431
Allowance for credit losses	$ 86,295		60,121	$ 49,431
Trade and other receivables [member] | IFRS 9 [member]
Statement Line Items [Line Items]
Trade and other receivables		$ 71,358
Allowance for credit losses		71,358
Trade and other receivables [member] | Effect of overlay approach reclassification [member]
Statement Line Items [Line Items]
Trade and other receivables		11,237
Allowance for credit losses		11,237
Unbilled revenue [member] | IFRS 9 [member]
Statement Line Items [Line Items]
Trade and other receivables		12,399
Allowance for credit losses		12,399
Unbilled revenue [member] | Effect of overlay approach reclassification [member]
Statement Line Items [Line Items]
Trade and other receivables		12,399
Allowance for credit losses		$ 12,399
IAS 39 [member] | Trade and other receivables [member]
Statement Line Items [Line Items]
Trade and other receivables			60,121
Allowance for credit losses			60,121
IAS 39 [member] | Unbilled revenue [member]
Statement Line Items [Line Items]
Trade and other receivables
Allowance for credit losses